Goodwill (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Balance, beginning of period:		$ 56,879	$ 55,814
Acquisition of BAF (note 4(a))		18,542	0
Impairment losses	0	34,964	0
Impact of foreign exchange changes		1,043	1,065
Balance, end of period	$ 55,814	$ 41,500	$ 56,879